Share-Based and Other Compensation Plans - Time Based Restricted Stock Units Activity (Detail) - Time Based Restricted Stock Units RSU [Member] - USD ($)
$ / shares in Units, shares in Thousands, $ in Millions
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of units
Outstanding, beginning of year	3,350
Granted	716
Vested	808
Forfeited	378
Outstanding, end of year	2,880	3,350
Weighted Average grant date fair value
Outstanding, beginning of year	$ 17.73
Granted	11.64	$ 17.45	$ 20.13
Vested	18.35
Forfeited	16.37
Outstanding, end of year	$ 16.13	$ 17.73
Weighted Average remaining contractual term
Outstanding, end of year	1 year 8 months 12 days
Aggregate intrinsic value
Outstanding, end of year	$ 12.0